NEW ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2015
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS

NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS

        In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification 605—Revenue Recognition and most industry-specific guidance throughout the Codification. The standard requires that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for fiscal years beginning after December 15, 2016, and for interim periods within those fiscal years. On July 9, 2015, the FASB approved a one-year deferral and the option to adopt early. The guidance can be applied retrospectively to each prior reporting period present (full retrospective method) or retrospectively with a cumulative effect adjustment to retained earnings for initial application of the guidance at the date of initial adoption (modified retrospective method). The Company is in the process of assessing the impact of the adoption of ASU 2014-09 on its financial position, results of operations and cash flows.

        In August 2014, the FASB issued ASU No. 2014-15, Uncertainties About an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. An entity must also provide certain disclosures if there is "substantial doubt" about the entity's ability to continue as a going concern. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Company does not believe the adoption of this standard will have a material impact on its financial position or results of operations.

        In February 2015, the FASB issued ASU No. 2015-02, Consolidation ("ASU 2015-02"). ASU 2015-02 is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability companies and securitized structures. The new standard eliminates the previous deferral in Accounting Standards Codification 810, which allowed reporting entities with interests in certain investment funds to follow previously issued consolidations guidance, and makes changes to both the variable interest model and the voting model. ASU 2015-02 is effective for annual periods ending after December 15, 2015. The Company is currently assessing the impact of the adoption of ASU 2015-02 on its financial position, results of operations and cash flows.

        In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest ("ASU 2015-03"). ASU 2015-03 is intended to simplify the presentation of debt issuance costs. The new standard requires the debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying value of that debt liability, consistent with debt discounts. ASU 2015-03 is effective for annual and interim periods beginning after December 15, 2015. The Company does not believe the adoption of this standard will have a material impact on its financial position or results of operations.